Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

15.	Subsequent Events:

(a)                 Entry into $40.75 Million Debt Financing: On July 23, 2021, the Company, through four of its ship-owning subsidiaries, entered into a $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG (the “$40.75 Million Hamburg Facility”). The $40.75 Million Hamburg Facility was drawn in full on July 27, 2021. The facility has a tenor of five years from the drawdown date, bears interest plus LIBOR per annum, and is secured by first mortgages on the M/V Magic Thunder, M/V Magic Nebula, M/V Magic Eclipse and the M/V Magic Twilight.